Transfers of Financial Assets (Tables)	12 Months Ended
Mar. 31, 2019
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Carrying Amounts and Fair Values of Transferred Financial Assets that did not Qualify for Derecognition and Associated Financial Liabilities

The following tables show the carrying amounts and fair values of transferred financial assets that did not qualify for derecognition and their associated financial liabilities at March 31, 2019 and 2018:

	At March 31, 2019
	Repurchase agreements and securities lending transactions	Loans and advances
		Residential mortgages	Corporate loans	Others(1)
	(In millions)
Carrying amount of assets	¥7,631,722	¥1,478,989	¥778,559	¥—
Carrying amount of associated liabilities	6,530,794	1,189,055	770,434	—

For those liabilities that have recourse only to the transferred assets:
Fair value of assets	¥—	¥1,663,279	¥781,864	¥—
Fair value of associated liabilities	—	1,240,199	770,605	—

Net position	¥—	¥423,080	¥11,259	¥—

	At March 31, 2018
	Repurchase agreements and securities lending transactions	Loans and advances
		Residential mortgages	Corporate loans	Others(1)
	(In millions)
Carrying amount of assets	¥7,730,783	¥1,432,966	¥857,690	¥49,151
Carrying amount of associated liabilities	7,271,817	1,154,831	853,207	40,584

For those liabilities that have recourse only to the transferred assets:
Fair value of assets	¥—	¥1,615,329	¥861,824	¥48,254
Fair value of associated liabilities	—	1,207,899	853,551	40,870

Net position	¥—	¥407,430	¥8,273	¥7,384

(1)

Others included loans and advances reclassified as assets held for sale and liabilities directly associated with the assets held for sale related to SMFL at March 31, 2018. SMFL became our joint venture on November 28, 2018. For additional information, refer to Note 50 “Assets and Disposal Groups Held for Sale.”